Mineral Property Interests	12 Months Ended
May 31, 2012
Mineral Property Interests
Mineral Property Interests

9.	MINERAL PROPERTY INTERESTS

	Balance May 31 2010 $	Balance May 31 2011 $	Effect of Exchange Rate Changes $	Disposed $	Balance May 31 2012 $
Property acquisition costs
Silverknife	1	32,001	-	-	32,001
Fish Creek	49,538	49,538	-	-	49,538
West Ridge	90,710	90,710	4,394	-	95,104
Gil Venture	33,170	24,301	-	(24,301)	-

	173,419	196,550	4,394	(24,301)	176,643

Silverknife, Laird, BC, Canada

Pursuant to agreements between Reg Technologies Inc. (“Reg Tech”), SMR Investments Ltd. (“SMR”), Rapitan Resources Inc. (“Rapitan”), and Chevron Minerals Ltd. (“Chevron”), the Company acquired a 30% working interest in the Silverknife mineral claims, situated in the Liard Mining Division in the Province of British Columbia, subject to a 10% Net Profit Royalty (“NPR”) to Rapitan and a 1% Net Smelter Returns to SMR. On December 21, 2010 the Company purchased the 10% NPR in the Silverknife property from Rapitan for consideration of 200,000 common shares of the Company issued at a fair value of $32,000 on January 25, 2011. (Note 12).

On April 20, 2012 the Company and Minewest Silver and Gold Inc. (“Minewest”), a former 100% owned subsidiary of Reg Tech to which Reg Tech spun off 100% of its interest in the Silverknife claims, entered into an Exploration, Development and Mine Operating Agreement (the “Exploration Agreement”) until the completion of mining and environmental restoration on the Property with initial participation interests of 70% and 30% for Minewest and the Company respectively. The Exploration Agreement was approved by the TSX Venture Exchange on September 7, 2012.

Fish Creek, Fairbanks, Alaska, USA

The Company and Linux Gold Corp. (“Linux”) entered into an agreement on March 5, 2002, whereby the Company may earn up to a 50% interest in the Fish Creek mineral claims, located in the Fairbanks district of Alaska, USA, by expending $500,000 US within three years and issuing 200,000 common shares (issued on December 16, 2002 at $0.08 per share). An additional 100,000 shares were issued on February 14, 2007 at $0.16 per share in payment of an extension of the expenditure date to March 5, 2007, which was further extended to March 5, 2011. Linux will have a 5% Net Profit Interest until the Company pays $2,000,000 US. On March 4, 2011 the Company and Linux further amended the agreement to extend the option agreement to March 5, 2012.

On December 1, 2011 the Company and Linux further amended the agreement to include the following terms:

●	Linux applies $75,000 owed by the Linux to the Company towards the above stated minimum exploration budget of US$500,000;

●	The Company has an option to pay the expenditures for the Fish Creek property in cash in lieu of the exploration costs to the Company; and

●	The term of the agreement is extended to March 5, 2013.

The Company exercised its option to pay the expenditures in cash in lieu of the exploration costs to Linux. As a result, $75,000 advanced to Linux by the Company was applied as a recovery of exploration costs for the year ended May 31, 2012.

During May, 2012 the Company and Linux agreed to apply the balance owed by Linux of $7,517 and make an additional cash payment of $60,000 towards the minimum exploration budget of $500,000.

Kahiltna Terrane Option, Alaska, USA

On September 1, 2010 the Company signed an option agreement (the “Option Agreement”) to acquire a 50% interest in eleven mineral claims located in the Kahiltna Terrane area approximately 130 kilometers northwest of Anchorage, Alaska. Consideration for the option is as follows:

●	issue 50,000 common shares upon approval of the option agreement by the TSX.V (the “Approval Date”) (issued on November 2, 2010, at a fair value of $7,500);

●	issue an additional 50,000 common shares on the first anniversary of the Approval Date;

●	issue an additional 100,000 common shares and pay a US$10,000 cash payment on the second anniversary of the Approval Date; and

●	contribute $50,000 US for exploration expenditures in the first year and $100,000 US in exploration expenditures in the second year.

On October 26, 2010 the Company staked and recorded an additional 23 mineral claims in the Kahiltna Terrane.

As at May 31, 2011, the Company planned to terminate the Option Agreement with the Vendors. Accordingly, property cost of $7,500 and exploration costs of $34,261 were written off. The Option Agreement was officially terminated on October 4, 2011.

West Ridge, Dome Creek, Alaska, USA

Pursuant to various agreements, the Company earned a 100% interest in the West Ridge mineral properties (approximately 5,200 acres) located in the Dome Creek area of the Fairbanks District of Alaska, USA. The Company will continue to maintain the claims and will commence its exploration program.

Gil Venture, Dome Creek, Alaska, USA

Pursuant to various agreements, the Company acquired a 20% interest in 237 claims located in the Gilmore Dome area of Fairbanks District of Alaska. On May 31, 1991, the Company, NERCO Exploration Company and Fort Knox Venture entered into an agreement, which granted the Company a 20% participating interest in the claims. Under the agreement, Fort Knox Venture paid the Company cash and funded approved programs, earning them an 80% participating interest in the property, with the Company retaining a 20% participating interest. Fort Knox Venture, through its operator Fairbanks Gold Mining, Inc. (“Fairbanks”), was doing exploration work on this property. During the year ended May 31, 2011 the Company incurred exploration expenditure of $270,462 on the property.

Effective December 21, 2011 the Company executed the Asset Purchase Agreement to sell all of its remaining 20% interest in the Gil Venture property to Fairbanks. Fairbanks granted to the Company a production royalty equal to 1% of net smelter returns on all production from the property up to US$15,000,000, after which the royalty is equal to 0.5% of the net smelter returns on all production from the property. On December 19, 2011 Fairbanks paid the Company US$2,500,000 as an advance payment of the production royalty. An additional advance payment of royalty of US$1,500,000 will be paid to the Company upon commencement of commercial production from a mine constructed on the property.

Deferred Exploration Expenditures

	May 31, 2012 $	May 31, 2011 $
Silverknife Claims
Staking and recording	2,418	9,672
Geological consulting	2,186	7,213
	4,604	16,885
Fish Creek Claims
Cash in lieu of exploration work	142,517	-
Geological consulting	2,139	-
	144,656	-
Gil Venture Claims
Exploration	-	186,425
Geological consulting	-	84,037
Disposition	(2,948,428)	-
	(2,948,428)	270,462
Gold Hill Claims
Travel, maps, rent and survey	-	11,554
Written off – inactive claims	-	(11,554)
	-	-
Kahiltna Terrane Claims
Staking and recording	-	9,204
Geological consulting	-	25,057
Written off – inactive claims	-	(34,261)
	-	-
West Ridge Claims
Staking and recording	21,066	8,165
	21,066	8,165

Exploration expenditures for the year	170,326	341,327
Disposition	(2,948,428)	-
Effect of foreign exchange rate changes	1,082,335	(123,032)
Exploration expenditures written off
Written off – terminated, abandoned or inactive claims	-	(45,815)
	(1,695,767)	172,480
Exploration expenditures – beginning of year	1,891,143	1,718,663

Exploration expenditures – end of year	195,376	1,891,143